Invesco PowerShares 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

March 29, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	PowerShares Exchange-Traded Fund Trust II
1933 Act Registration No. 333 - 138490
1940 Act Registration No. 811 - 21977

Ladies and Gentlemen:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”), attached herewith for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement filed pursuant to Rule 497(c) under the 1933 Act on March 18, 2016 for PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P International Developed Momentum Portfolio and PowerShares S&P International Developed Quality Portfolio.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 868-7179.

Very truly yours,

/s/ Anna Paglia

Anna Paglia

Head of Legal

Invesco PowerShares Capital Management LLC